Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 884,589	¥ 1,145,808	¥ 411,133
Interest payments	381,280	369,770	352,590
Capital lease obligations incurred	¥ 6,546	¥ 3,709	¥ 3,422